Equity Method Investments - Summarized Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Operating revenue	$ 550,737	$ 473,792	$ 406,481
Operating Income	493,339	405,346	352,922
Net (loss)/income	86,872	54,878	(29,216)
Net income attributable to the investees	82,255	53,473	(30,964)
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Schedule of Equity Method Investments [Line Items]
Operating revenue	107,792	118,386	76,271
Operating Income	41,454	53,116	24,250
Net (loss)/income	41,607	53,357	24,034
Net income attributable to the investees	$ 20,671	$ 26,472	$ 11,816